COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($)						1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 10, 2020	Oct. 14, 2020	Oct. 13, 2020	Oct. 12, 2020	Jul. 01, 2019	Oct. 31, 2020	May 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Deferred Underwriting Fees Payable								$ 21,371,000			$ 21,371,000
Deferred Underwriting Discount, Shares					7,940,000
Deferred Underwriting Upfront Payment					$ 1,588,000
Debt Issuance Costs, Net					$ 2,779,000
Nominal value per share					$ 10.00
Aggregate redemption price								41,740,805		$ 614,838,229	(72,459,189)
Proceeds from Issuance Initial Public Offering												$ 677,788,000
Current Liabilities Accounts payable and accrued expenses								$ 745,986		$ 257,466	$ 635,483	$ 257,466
Warrants price					11.50
Percentage of investment and beneficially owns outstanding								20.00%			20.00%
IPO [Member]
Nominal value per share					$ 10.00
Newly issued shares					69,000,000
Proceeds from Issuance Initial Public Offering					$ 690,000,000
Class A Common Stock [Member]
Common stock, par value				$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Aggregate redemption price								$ 420		$ 6,103	$ (732)
Newly issued shares										0
Class A Common Stock [Member] | IPO [Member]
Newly issued shares	10,000,000
Class B Common Stock [Member]
Common stock, par value								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Aggregate redemption price								$ 0		$ 0	$ 0
Newly issued shares							8,625,000		0	17,250,000
Class C Common Stock [Member]
Common stock, par value				$ 0.0001
Skillsoft Merger Agreement [Member]
Aggregate redemption price				$ 505,000,000
Aggregate principal amount to be issued				$ 20,000,000
Advanced for expenses incurred						$ 2,000,000
Skillsoft Merger Agreement [Member] | Class A Common Stock [Member]
Nominal value per share				$ 0.01
Skillsoft Merger Agreement [Member] | Class B Common Stock [Member]
Nominal value per share				$ 0.01
Global Knowledge Merger Agreement [Member]
Warrants price								$ 11.50			$ 11.50
Equity interests on issued and outstanding								100.00%			100.00%
Aggregate warrants to be issued								5,000,000			5,000,000
Prosus Agreement [Member] | Class A Common Stock [Member]
Nominal value per share	$ 10.00
Newly issued shares	40,000,000
Prosus Agreement [Member] | Class A Common Stock [Member] | IPO [Member]
Nominal value per share	$ 10.00
Newly issued shares	50,000,000
Proceeds from Issuance Initial Public Offering	$ 500,000,000
SuRo Subscription Agreement [Member]
Nominal value per share		$ 10.00
Newly issued shares		1,000,000
Lodbrok Subscription Agreement [Member]
Nominal value per share			$ 10.00
Newly issued shares			2,000,000
Service Provider Agreement [Member]
Success fee								$ 150,000			$ 150,000
Consulting fees								$ 332,476			222,742
Current Liabilities Accounts payable and accrued expenses											$ 9,975